OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES:

	December 31, 2023	January 1, 2023

Employee benefit obligation - Statutory severance and pre-notice (a)	$31,003	$42,127
Employee benefit obligation - Defined contribution plan (b)	4,225	3,383
Provisions (c)	11,080	10,707
	$46,308	$56,217

(a) Statutory severance and pre-notice obligations:

	2023	2022

Obligation, beginning of fiscal year	$42,127	$42,931
Service cost	16,700	18,166
Interest cost	8,767	8,543
Actuarial gain(1)	(1,717)	(8,094)
Foreign exchange gain	(501)	(626)
Benefits paid	(34,373)	(18,793)
Obligation, end of fiscal year	$31,003	$42,127
(1) The actuarial gain in fiscal 2023 and fiscal 2022 is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate ranging between 10.0% and 11.4% (2022 - between 8.5% and 11.0%) and rates of compensation increases between 8.0% and 9.5% (2022 - 8.0% and 10.5%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $4.7 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $5.7 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $6.0 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $5.1 million.

The cumulative amount of actuarial losses recognized in other comprehensive income as at December 31, 2023 was $24.8 million (January 1, 2023 - $26.5 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b)Defined contribution plan:
During fiscal 2023, defined contribution expenses were $5.4 million (2022 - $4.7 million).
13. OTHER NON-CURRENT LIABILITIES (continued):

(c)Provisions:
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2023	2022

Balance, beginning of fiscal year	$10,707	$13,189
Changes in estimates made during the fiscal year	(41)	(2,689)
Accretion of interest	414	207
Balance, end of fiscal year	$11,080	$10,707
Provisions as at December 31, 2023 include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities for which the timing of settlement is uncertain, but has been estimated to be in excess of ten years.